UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2002

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   10 St. James Avenue, Suite 2000
                    Boston, MA 02116

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-210-8300

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Boston Massachusetts, November 14, 2002



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $285,497
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE



                                        TITLE                           SHARES OR
NAME OF ISSUER                            OF           CUSIP             VALUE      PRINCIPAL   TYPE  INVSTMNT OTHER     VOTING
                                        CLASS                           (x$1000)      AMOUNT          DISCRTN  MNGRS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------

AGILE SOFTWARE CORP DEL           COM                 00846X105          2,381       371,500   SH     SOLE   N/A        371,500
ALADDIN KNOWLEDGE SYS LTD         ORD                 M0392N101            551       437,156   SH     SOLE   N/A        437,156
ALVARION LTD                      SHS                 M0861T100          2,652     1,275,239   SH     SOLE   N/A      1,275,239
ARENA PHARMACEUTICALS INC         COM                 040047102          2,800       500,000   SH     SOLE   N/A        500,000
ASCENTIAL SOFTWARE CORP           COM                 04362P108          8,513     4,582,000   SH     SOLE   N/A      4,582,000
AUDIOCODES LTD                    ORD                 M15342104            831       461,700   SH     SOLE   N/A        461,700
AVICI SYS INC                     COM                 05367L109             86       138,400   SH     SOLE   N/A        138,400
BANK UTD CORP LITIGATN CONT       RIGHT 99/99/9999    065416117            111     1,847,500   SH     SOLE   N/A      1,847,500
CALIFORNIA FED BK FSB LOS AN      CONT LITIG REC      130209604          3,496     1,941,200   SH     SOLE   N/A      1,941,200
CALIFORNIA FED BK FSB LOS AN      2ND CONT LITIG      130209703            737     1,842,000   SH     SOLE   N/A      1,842,000
CATALYTICA ENERGY SYS INC         COM                 148884109          7,136     2,056,500   SH     SOLE   N/A      2,056,500
CIENA CORP                        COM                 171779101          3,564     1,200,000   SH     SOLE   N/A      1,200,000
COAST FEDERAL LITIGATION TR       RIGHT 99/99/9999    19034Q110            553     3,949,400   SH     SOLE   N/A      3,949,400
COMVERSE TECHNOLOGY INC           COM PAR $0.10       205862402          9,437     1,350,000   SH     SOLE   N/A      1,350,000
CORVIS CORP                       COM                 221009103          8,806    15,448,449   SH     SOLE   N/A     15,448,449
DIME BANCORP INC NEW              *W EXP 99/99/999    25429Q110          1,240    13,783,218   SH     SOLE   N/A     13,783,218
DJ ORTHOPEDICS INC                COM                 23325G104          4,619     1,209,100   SH     SOLE   N/A      1,209,100
DOUBLECLICK INC                   COM                 258609304          1,767       343,697   SH     SOLE   N/A        343,697
E PIPHANY INC                     COM                 26881V100          3,960     1,100,000   SH     SOLE   N/A      1,100,000
FIRST FED BANCSHARES INC DEL      COM                 32021B103            189        10,000   SH     SOLE   N/A         10,000
FOSTER WHEELER LTD                NOTE 6.500% 6/0     35024PAB8          8,027    34,900,000   SH     SOLE   N/A     34,900,000
GLENAYRE TECHNOLOGIES INC         COM                 377899109          1,991     2,288,500   SH     SOLE   N/A      2,288,500
GOLDEN ST BANCORP INC             *W EXP 99/99/999    381197136          9,197     8,437,621   SH     SOLE   N/A      8,437,621
GRACE W R & CO DEL NEW            COM                 38388F108          3,885     2,428,200   SH     SOLE   N/A      2,428,200
HUTTIG BLDG PRODS INC             COM                 448451104          5,327     1,571,300   SH     SOLE   N/A      1,571,300
MICROMUSE INC                     COM                 595094103          3,248     1,289,000   SH     SOLE   N/A      1,289,000
NATIONAL HEALTH INVS INC          COM                 63633D104         31,067     2,037,185   SH     SOLE   N/A      2,037,185
NATUS MEDICAL INC DEL             COM                 639050103          1,939       546,300   SH     SOLE   N/A        546,300
OCTEL CORP                        COM                 675727101          7,463       395,100   SH     SOLE   N/A        395,100
OPENWAVE SYS INC                  COM                 683718100          1,860     3,000,000   SH     SOLE   N/A      3,000,000
PARAMETRIC TECHNOLOGY CORP        COM                 699173100          3,150     1,750,000   SH     SOLE   N/A      1,750,000
PLUMTREE SOFTWARE INC             COM                 72940Q104            916       352,240   SH     SOLE   N/A        352,240
POLYCOM INC                       COM                 73172K104         13,211     1,945,600   SH     SOLE   N/A      1,945,600
RADVISION LTD                     ORD                 M81869105         15,820     3,365,875   SH     SOLE   N/A      3,365,875
RIVERSTONE NETWORKS INC           COM                 769320102          2,550     5,000,000   SH     SOLE   N/A      5,000,000
RYERSON TULL INC NEW              COM                 78375P107          7,072     1,099,879   SH     SOLE   N/A      1,099,879
SELECTICA INC                     COM                 816288104          6,125     1,711,000   SH     SOLE   N/A      1,711,000
SEPRACOR INC                      SDCV 5.000% 2/1     817315AL8         15,190    31,000,000   SH     SOLE   N/A     31,000,000
SEPRACOR INC                      NOTE 5.750%11/1     817315AQ7         10,790    20,700,000   SH     SOLE   N/A     20,700,000
SIEBEL SYS INC                    COM                 826170102          2,205       383,400   SH     SOLE   N/A        383,400
SOUTHERN BANC INC                 COM                 842233108            360        30,500   SH     SOLE   N/A         30,500
STRATOS LIGHTWAVE INC             COM                 863100103            885     2,458,900   SH     SOLE   N/A      2,458,900
SYCAMORE NETWORKS INC             COM                 871206108          3,636     1,547,200   SH     SOLE   N/A      1,547,200
TELESYSTEM INTL WIRELESS INC      COM                 879946507            547     2,880,812   SH     SOLE   N/A      2,880,812
TELLIUM INC                       COM                 87967E107          1,900     5,000,000   SH     SOLE   N/A      5,000,000
TRANSMETA CORP DEL                COM                 89376R109          2,425     2,500,000   SH     SOLE   N/A      2,500,000
US INDS INC NEW                   COM                 912080108         21,727     9,245,695   SH     SOLE   N/A      9,245,695
WYNDHAM INTL INC                  CL A                983101106          7,257    21,344,846   SH     SOLE   N/A     21,344,846
XCEL ENERGY INC                   COM                 98389B100         32,298     3,469,200   SH     SOLE   N/A      3,469,200





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